UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06687
The Gabelli Money Market Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: September 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli U.S. Treasury Money Market Fund

Ronald S. Eaker	Annual Report September 30, 2010	Judith A. Raneri
With GAMCO Since 1987		With GAMCO Since 1989
To Our Shareholders,
     Our shareholder reports have typically contained commentary on the portfolio managers’ assessment of the economy and how economic events affect their thinking in managing a specific fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each fund’s semi-annual and annual financial statements.
     The Sarbanes-Oxley Act’s corporate governance regulations require a fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio managers commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio managers commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements are also available on our website at www.gabelli.com/funds.
Sincerely yours,
Bruce N. Alpert
Chief Operating Officer
Gabelli Funds, LLC
November 23, 2010
Portfolio Holdings
As of September 30, 2010, The Gabelli U.S. Treasury Money Market Fund (the “Fund”) has made available a complete schedule of portfolio holdings. Shareholders may obtain this information on a monthly basis at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2010 through September 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2010.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	4/01/10	9/30/10	Ratio	Period*

Actual Fund Return
Class AAA	$1,000.00	$1,000.70	0.08%	$0.40
Class A	$1,000.00	$1,000.70	0.08%	$0.40
Class C	$1,000.00	$1,000.70	0.08%	$0.40
Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.67	0.08%	$0.41
Class A	$1,000.00	$1,024.67	0.08%	$0.41
Class C	$1,000.00	$1,024.67	0.08%	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of September 30, 2010:
U.S. Treasury Money Market Fund

U.S. Treasury Bills	96.4%
U.S. Treasury Notes	3.5%
Other Assets and Liabilities (Net)	0.1%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund
Statement of Net Assets — September 30, 2010

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 99.9%
	U.S. Treasury Bills — 96.4%
$1,585,817,000	U.S. Treasury Bills, 0.090% to 0.240%†, 10/07/10 to 03/31/11		$1,585,470,267

	U.S. Treasury Notes — 3.5%
25,000,000	4.250%, 10/15/10		25,038,658
25,000,000	1.250%, 11/30/10		25,045,088
8,000,000	4.375%, 12/15/10		8,063,838

			58,147,584

	TOTAL U.S. GOVERNMENT OBLIGATIONS		1,643,617,851

TOTAL INVESTMENTS (Cost $1,643,617,851)		99.9%	1,643,617,851
Payable to Manager		(0.0)	(74,033)
Distributions Payable		(0.0)	(6,937)
Other Assets and Liabilities (Net)		0.1	1,922,172

NET ASSETS
(applicable to 1,645,474,891 shares outstanding)		100.0%	$1,645,459,053

Net Assets Consist of:
Paid-in capital			$1,645,475,543
Accumulated distributions in excess of net investment income			(2,422)
Accumulated distributions in excess of net realized gain on investments			(14,068)

TOTAL NET ASSETS			$1,645,459,053

SHARES OF CAPITAL STOCK, each at $0.001 par value, unlimited number of shares authorized Class AAA:
Net Asset Value, offering, and redemption price per share ($1,642,373,364 ÷ 1,642,389,113 shares outstanding)			$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($1,185,928 ÷ 1,186,016 shares outstanding)			$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($1,899,761 ÷ 1,899,762 shares outstanding)			$1.00

†	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Operations — For the Year Ended September 30, 2010

Investment income:
Interest	$2,591,929

Expenses:
Management fees	5,086,436
Custodian fees	120,458
Shareholder services fees	107,060
Legal and audit fees	75,458
Registration expenses	44,161
Shareholder communications expenses	33,872
Trustees’ fees	24,586
Interest expense	40
Miscellaneous expenses	101,237

Total Expenses	5,593,308

Less:
Fees waived by Manager	(4,236,801)
Custodian fee credits	(84)

Total Waivers and Credits	(4,236,885)

Net Expenses	1,356,423

Net Investment Income	1,235,506

Net Realized Gain on Investments	17,021

Net Increase in Net Assets Resulting from Operations	$1,252,527

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2010	September 30, 2009
Operations:
Net investment income	$1,235,506	$7,458,846
Net realized gain on investments	17,021	203,338

Net Increase in Net Assets Resulting from Operations	1,252,527	7,662,184

Distributions to Shareholders:
Net investment income
Class AAA	(1,234,219)	(7,454,778)
Class A	(748)	(3,225)
Class C	(539)	(843)

	(1,235,506)	(7,458,846)

Net realized gain
Class AAA	(33,478)	(203,188)
Class A	(26)	(124)
Class C	(7)	(26)

	(33,511)	(203,338)

Total Distributions to Shareholders	(1,269,017)	(7,662,184)

Capital Share Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	2,908,061,767	3,037,145,781
Class A	1,326,904	2,837,480	(a)
Class C	3,719,340	1,028,652	(a)

Total proceeds from shares issued	2,913,108,011	3,041,011,913

Proceeds from reinvestment of distributions
Class AAA	1,270,615	7,772,123
Class A	631	1,661	(a)
Class C	471	773	(a)

Total proceeds from reinvestment of distributions	1,271,717	7,774,557

Cost of shares redeemed
Class AAA	(2,883,565,628)	(2,439,092,602)
Class A	(1,378,646)	(1,602,014	)(a)
Class C	(2,233,840)	(615,634	)(a)

Total cost of shares redeemed	(2,887,178,114)	(2,441,310,250)

Net Increase in Net Assets from Capital Share Transactions	27,201,614	607,476,220

Net Increase in Net Assets	27,185,124	607,476,220

Net Assets:
Beginning of period	1,618,273,929	1,010,797,709

End of period	$1,645,459,053	$1,618,273,929

(a)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income (Loss) from Investment Operations				Distributions							Supplemental Data
														Operating	Operating
														Expenses	Expenses
	Net Asset		Net							Net Asset		Net Assets		Net of Fees	Before Fees
Period	Value,	Net	Realized		Total from	Net	Net Realized			Value,		End of	Net	Waived and	Waived and
Ended	Beginning	Investment	Gain on		Investment	Investment	Gain on		Total	End of	Total	Period	Investment	Assumed by the	Assumed by
September 30	of Period	Income(a)(b)	Investments		Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income	Manager(c)(d)	the Manager
Class AAA
2010	$1.0000	$0.0007	$0.0000	(e)	$0.0007	$(0.0007)	$(0.0000	)(e)	$(0.0007)	$1.0000	0.08%	$1,642,373	0.07%	0.08%	0.33%
2009	1.0000	0.0045	0.0001		0.0046	(0.0045)	(0.0001)		(0.0046)	1.0000	0.51	1,616,623	0.45	0.09	0.37
2008	1.0000	0.0257	0.0015		0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57	0.08	0.34
2007	1.0000	0.0483	0.0002		0.0485	(0.0483)	(0.0002)		(0.0485)	1.0000	5.01	1,039,247	4.83	0.08	0.35
2006	1.0000	0.0426	0.0000	(e)	0.0426	(0.0426)	(0.0000	)(e)	(0.0426)	1.0000	4.33	673,889	4.26	0.12	0.36
Class A
2010	$1.0000	$0.0007	$0.0000	(e)	$0.0007	$(0.0007)	$(0.0000	)(e)	$(0.0007)	$1.0000	0.08%	$1,186	0.08%	0.08%	0.33%
2009(f)	1.0000	0.0028	0.0001		0.0029	(0.0028)	(0.0001)		(0.0029)	1.0000	0.33	1,237	0.31 (g)	0.09 (g)	0.36 (g)
Class C
2010	$1.0000	$0.0007	$0.0000	(e)	$0.0007	$(0.0007)	$(0.0000	)(e)	$(0.0007)	$1.0000	0.08%	$1,900	0.07%	0.08%	0.33%
2009(f)	1.0000	0.0023	0.0001		0.0024	(0.0023)	(0.0001)		(0.0024)	1.0000	0.33	414	0.26 (g)	0.09 (g)	0.37 (g)

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income (loss) per share before fees waived by the Manager for the years ended September 30, 2010, 2009, 2008, 2007, and 2006 was $(0.0018), $0.0017, $0.0231, $0.0456, and $0.0402 (Class AAA), $(0.0018) and $0.0004 (Class A), and $(0.0018) and $(0.0002) (Class C), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% (Class AAA). For the years ended September 30, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal.

(e)	Amount represents less than $0.00005 per share.

(f)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.

(g)	Annualized.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements
1. Organization. The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 2 – Other Significant Observable Inputs*	$1,643,617,851

*	Portfolio holdings designated in Level 2 are disclosed individually in the Statement of Net Assets. Level 2 consists of U.S. Government Obligations. Please refer to the Statement of Net Assets for the security classifications of these portfolio holdings.
The Fund had no transfers between Level 1 and Level 2 during the year ended September 30, 2010.
There were no Level 1 or Level 3 investments held at September 30, 2010 or September 30, 2009.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually. Book/tax differences of distributions are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions. These reclassifications have no impact on the NAV of the Fund. For the year ended September 30, 2010, reclassifications were made to increase accumulated distributions in excess of net investment income by $2,422 and decrease accumulated distributions in excess of net realized gain on investments by $2,422.
The tax character of distributions paid during the years ended September 30, 2010 and 2009 was all ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)
As of September 30, 2010, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income/losses (inclusive of short-term capital gains)	$4,515
Distributions payable	(6,937)
Net unrealized depreciation on investments	(14,068)

Total accumulated earnings/losses	$(16,490)

At September 30, 2010, the difference between book and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.
The following summarizes the tax cost of investments and the related net unrealized depreciation at September 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,643,631,919	$—	$(14,068)	$(14,068)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Gabelli Funds, LLC (the “Manager”) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the year ended September 30, 2010, there were no borrowings under the line of credit.
4. Shares of Beneficial Interest. The Fund offers three classes of shares – Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli Funds complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.
5. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the “Management Agreement”) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)
Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. Through January 31, 2011, to the extent necessary, the Manager has contractually undertaken to assume certain expenses (excluding interest, taxes, and extraordinary expenses), of the Fund so that the total expenses do not exceed 0.08% of the Fund’s average daily net assets.
Gabelli & Company, Inc., the Distributor, informed the Fund that it retained $4,061 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO fund complex.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board of Trustees (the “Board”) meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.
6. Significant Shareholder. As of September 30, 2010, 73.6% of the Fund was held by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim beneficial interest.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Manager had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Manager had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Manager and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued)
various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010, the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.
9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

2010 TAX NOTICE TO SHAREHOLDERS (Unaudited)
For the year ended September 30, 2010, the Fund designates 100% of the ordinary income distribution as qualified interest income and as qualified short-term capital gain, pursuant to the American Jobs Creation Act of 2004.
U.S. Government Income:
The percentage of the ordinary income distribution paid by the Fund during the year ended September 30, 2010 which was derived from U.S. Treasury securities was 99.55%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli U.S. Treasury Money Market Fund met this strict requirement in the year ended September 30, 2010. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
The Gabelli U.S. Treasury Money Market Fund
We have audited the accompanying statement of net assets, of The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli U.S. Treasury Money Market Fund, a series of The Gabelli Money Market Funds, at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Philadelphia, Pennsylvania
November 24, 2010

The Gabelli U.S. Treasury Money Market Fund
Additional Fund Information (Unaudited)
The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Money Market Funds at One Corporate Center, Rye, NY 10580-1422.

	Term of	Number of
Name, Position(s)	Office and	Funds in Fund
Address[1]	Length of	Complex Overseen	Principal Occupation(s)	Other Directorships
and Age	Time Served[2]	by Trustee	During Past Five Years	Held by Trustee[3]
INTERESTED TRUSTEES[4]:

Mario J. Gabelli Trustee and Chief Investment Officer Age: 68	Since 1992	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer and Chief Investment Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications)

INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita Trustee Age: 74	Since 1992	34	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 66	Since 1992	16	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics)

Robert C. Kolodny, MD Trustee Age: 66	Since 2006	2	Physician; Principal of KBS Management LLC (investment adviser) since 2006; General Partner of KBS Partnership, KBS II Investment Partnership, KBS III Investment Partnership, KBS IV Limited Partnership, KBS New Dimensions, L.P., KBS Global Opportunities, L.P., and KBS VII Limited Partnership (private investment partnerships) since 1981; Medical Director and Chairman of the Board of the Behavioral Medicine Institute since 1983	—

Anthonie C. van Ekris Trustee Age: 76	Since 1992	20	Chairman of BALMAC International, Inc. (commodities and futures trading)	—

The Gabelli U.S. Treasury Money Market Fund
Additional Fund Information (Unaudited) (Continued)

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:

Bruce N. Alpert President and Secretary Age: 58	Since 1992	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988 and an officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc. 2008 to 2010; President of Teton Advisors, Inc., 1998 through 2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Ronald S. Eaker Vice President and Portfolio Manager Age: 49	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987

Judith Raneri Vice President and Portfolio Manager Age: 42	Since 1997	Portfolio Manager of Gabelli Funds, LLC since April 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committees

Agnes Mullady Treasurer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the Investment Company Act of 1940. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli U.S. Treasury
Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Current Yield available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert C. Kolodny, MD
Chairman and Chief	Physician, Principal of KBS
Executive Officer	Management LLC
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Energy Corp.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Judith A. Raneri	Ronald S. Eaker
Vice President	Vice President
and Portfolio Manager	and Portfolio Manager

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB404Q310SR
The Gabelli U.S.Treasury Money Market Fund
ANNUAL REPORT
SEPTEMBER 30, 2010

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,700 in 2009 and $30,700 in 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2009 and $0 in 2010.

Tax Fees
(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,300 in 2009 and $4,300 in 2010. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2010.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	N/A

(c)	100%

(d)	N/A
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $4,300 in 2009 and $4,300 in 2010.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Money Market Funds

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 12/2/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 12/2/10

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 12/2/10

*	Print the name and title of each signing officer under his or her signature.